Financial instruments by category (Schedule of Financial Liabilities - contractual undiscounted cash flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 32,051	$ 20,744	$ 22,347
Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	2,815	953	$ 5,760
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	27,500	40,943
Lease liabilities	10,939	9,230
Trade payables	102,125	85,132
Non-derivative financial liabilities, undiscounted cash flows	143,379	136,258
Less than 1 year [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	2,815	953
Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	27,500	38,550
Lease liabilities	5,653	6,558
Trade payables	0	1,540
Non-derivative financial liabilities, undiscounted cash flows	33,153	46,648
Between 1 and 2 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	568,750	263,550
Lease liabilities	11,209	5,820
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	579,959	269,370
Between 2 and 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	513,750
Lease liabilities	25,012	2,871
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	25,012	516,621
Over 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	$ 0	$ 0